Shareholder Report, Holdings (Details) - C000254438	Jun. 30, 2025
U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Gold
Holdings [Line Items]
Percent of Net Asset Value	17.80%
TIPS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
REITS
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Agricultural commodities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Written Put Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)